Segment Information - Revenues from External Customers by Product (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenue from external customers	[1],[2]	$ 59,484.6	$ 56,976.9	$ 46,387.1
Group annuity contract conversion premium	[3]	0.0	0.0	99.0
Benefit expense on group annuity contract conversion		0.0	0.0	99.0
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		51,618.1	49,562.2	39,659.7
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		5,584.5	5,114.4	4,425.5
Group Life [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		1,215.8	1,240.9	1,158.9
Group Disability [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		980.7	929.0	849.5
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		43.9	44.3	44.9
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		41.6	86.1	149.6
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		17,800.0	16,500.0	12,200.0
Revenue from foreign customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers		$ 1,300.0	$ 1,200.0	$ 886.0

[1]	All within the U.S., except approximately $1.3 billion, $1.2 billion and $886 million in 2015, 2014 and 2013, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was approximately $17.8 billion, $16.5 billion and $12.2 billion in 2015, 2014 and 2013, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2015, 2014 and 2013.
[3]	In 2013, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million non-cash benefit expense on group annuity conversion for these contracts during 2013.